Leases - Summary of Balance Sheet Information Related to Operating Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Operating lease	$ 2,314	$ 2,678
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other assets	Other assets
Liabilities:
Operating lease	$ 2,314	$ 2,678
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Operating lease	Operating lease